Goodwill - Schedule of Changes in the carrying amount of goodwill (Detail) - ColdQuanta, Inc. dba Infleqtion [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Line Items]
Beginning Balance	$ 9,315	$ 9,315
Goodwill additions	0	1,533
Goodwill impairment	0	1,533
Ending Balance	$ 9,315	$ 9,315